LONG-TERM DEBT, NET (2015 Credit Facilities) - Additional Information (Detail) $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 29, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 HKD ($)	Jun. 29, 2015 HKD ($)
Long-Term Debt [Line Items]
Total outstanding borrowings		$ 4,451,278		$ 4,451,278	$ 4,104,525
Repayments of long-term debt				2,592,631	592,573	$ 896,276
Loss on extinguishment of debt				$ 6,333	3,461	49,337
2015 Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 500,000							$ 3,900,000,000
Maturity date				Jun. 29, 2021
Total outstanding borrowings		1,150		$ 1,150			$ 8,955,830
Repayments of long-term debt		353,062	$ 2,750,000,000
Loss on extinguishment of debt				$ 2,612
2015 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	1,250,000							9,750,000,000
Maturity date				Jun. 29, 2020
Total outstanding borrowings							0
Amount available for future drawdown		$ 1,251,764		$ 1,251,764			$ 9,750,000,000
Loan commitment fees recognized				$ 2,322	$ 3,870	$ 4,819
2015 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 1,750,000							13,650,000,000
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Minimum [Member] | After Initial Interest Period [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	1.25%
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Maximum [Member] | After Initial Interest Period [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	2.50%
2015 Credit Facilities [Member] | Incremental Facilities [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 1,300,000
2011 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 1,203,362							$ 9,362,160,000